Segment, Geographic and Other Revenue Information - Footnotes (Detail) - USD ($) $ in Millions	1 Months Ended			3 Months Ended					12 Months Ended
	Nov. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2019	Sep. 29, 2019	Jul. 01, 2018	Dec. 31, 2017	Jul. 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2019	Nov. 10, 2017	Jun. 30, 2017
Segment Reporting Information [Line Items]
Litigation settlement income (loss)									$ (554)	$ (157)	$ (240)
Business alignment costs									338	63	71
Gain associated with Bain Capital transaction									454	586	224
Gain on completion of Consumer Healthcare JV transaction									8,086	0	0
Loss on early retirement of debt			$ 999						138	3	999
Research and development expenses									8,650	8,006	7,683
External incremental costs									152	112
Loss on disposition of property										(60)	(52)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Restructuring charges and implementation costs									758	977	204
Litigation settlement income (loss)									(543)	(157)
Certain asset impairments									2,800	3,100	379
Business alignment costs									495	63
Gain associated with Bain Capital transaction									415	586	224
Loss on early retirement of debt									138		999
Other income (charges)									1,300	4	756
One-time bonus paid to all Pfizer colleagues excluding executives										119
Other legal matters, net											237
Alignment costs											71
HIS [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Income (Loss) on sale of HIS net assets										1	(55)
ViiV Healthcare Limited [Member]
Segment Reporting Information [Line Items]
Dividend income									$ 220	253	266
Equity method investment, ownership percentage				11.70%					11.70%
ViiV Healthcare Limited [Member] | Biopharma Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Dividend income									$ 220	253	266
GSK Consumer Healthcare [Member]
Segment Reporting Information [Line Items]
Gain on completion of Consumer Healthcare JV transaction					$ 8,100
Equity method investment, ownership percentage				32.00%					32.00%			32.00%
GSK Consumer Healthcare [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Gain on completion of Consumer Healthcare JV transaction									$ 8,100
External incremental costs									240
Allogene [Member]
Segment Reporting Information [Line Items]
Gain from contribution agreement						$ 50				50
Allogene [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Gain from contribution agreement										50
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Segment Reporting Information [Line Items]
Loss on disposition of property											$ 81
Equity method investment, ownership percentage			49.00%				49.00%				49.00%		49.00%
Loss on disposal of equity method investment							$ 81
Laboratorio Teuto Brasilero [Member]
Segment Reporting Information [Line Items]
Equity method investment, ownership percentage			40.00%				40.00%				40.00%			40.00%
Loss on disposal of equity method investment								$ 30			$ 30
NovaQuest Co-Investment Fund V, L.P. [Member]
Segment Reporting Information [Line Items]
Research and development expenses									15
Charge primarily for inventory manufactured for expected future sale									99
NovaQuest Co-Investment Fund V, L.P. [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Charge primarily for inventory manufactured for expected future sale									99
Bain Capital [Member] | Cerevel [Member]
Segment Reporting Information [Line Items]
Gain associated with Bain Capital transaction		$ 343								343
Bain Capital [Member] | Cerevel [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Gain associated with Bain Capital transaction										$ 343
Research and Development Expense [Member] | Licensing Agreements [Member] | Akcea And Ionis [Member]
Segment Reporting Information [Line Items]
Payment for licensing arrangement	$ 250			$ 250
Other Income (Expense) [Member] | GSK Consumer Healthcare [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Restructuring charges and implementation costs									112
Selling, General and Administrative Expenses [Member]
Segment Reporting Information [Line Items]
Charitable contribution expense											200
Cost of Sales [Member]
Segment Reporting Information [Line Items]
Inventory losses and overhead costs											$ 195
Therachon Asset Acquisition [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Research and development expenses									$ 337
Laboratorio Teuto Brasilero [Member]
Segment Reporting Information [Line Items]
Noncontrolling interest, ownership percentage by parent			60.00%				60.00%				60.00%
Laboratorio Teuto Brasilero [Member] | Laboratorio Teuto Brasilero [Member]
Segment Reporting Information [Line Items]
Noncontrolling interest, ownership percentage by parent			60.00%				60.00%				60.00%